INVESTMENTS	12 Months Ended
Dec. 31, 2024
Schedule Of Investments
INVESTMENTS

7. INVESTMENTS

Balance at December 31, 2022	192,583
Change in fair value	(3,180)
Balance at December 31, 2023	189,403
Change in fair value	(175,117)
Balance at December 31, 2024	$14,286

Fair value of investments is comprised of:

Public company shares	$14,286
Private company shares	-
Balance at December 31, 2024	$14,286

Public company shares	$57,143
Private company shares	132,260
Balance at December 31, 2023	$189,403

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2024

Expressed in Canadian Dollars

7. INVESTMENTS (CONT’D)

The Company holds 1,428,571 common shares (2023 – 1,428,571) and nil (2023 – 1,428,571) warrants of Windfall Geotek Inc. a publicly traded company. At December 31, 2024 the fair value of the shares was based on the quoted price of $0.01 (2023 - $0.04). As of the issue date of these consolidated financial statements the quoted price of the shares was $0.015. The warrants expired on March 17, 2023. The fair values of the warrants as of December 31, 2022 were estimated using the Black-Scholes Option Pricing Model with the following assumptions:

December 31, 2022
Risk free interest rate	4.07%
Expected volatility	116.00%
Expected life	0.21 years
Expected dividend yield	0%

	Patents	Customer Relationships	Software	Total
Cost
Balance at December 31, 2022	$41,931	$197,000	$123,683	$362,614
Impairment	-	(87,415)	-	(87,415)
Balance at December 31, 2023	$41,931	$109,585	$123,683	$275,199
Impairment	-	-	-	-
Balance at December 31, 2024	$41,931	$109,585	$123,683	$275,199

Accumulated amortization
Balance at December 31, 2022	$41,931	$87,731	$53,151	$182,813
Charge for the year	-	21,854	14,106	35,960
Balance at December 31, 2023	$41,931	$109,585	$67,257	$218,773
Charge for the year	-	-	11,285	11,285
Balance at December 31, 2024	$41,931	$109,585	$78,542	$230,058
Net book value:
December 31, 2023	$-	$-	$56,426	$56,426
December 31, 2024	$-	$-	$45,141	$45,141

On October 27, 2021, the Company purchased 50,000 common shares of a private company for USD$100,000. In determining the fair value of the investment (classified at level 3 in the fair value hierarchy), the Company considers if observable market data exists on a quarterly basis to value the investment. In September 2024 the state of Pennsylvania filed a law suit against this private company for non-performance at a value that would bring into question any future value of the investment. The Company determined the fair value of the investment was $nil at December 31, 2024.